Cover	Jun. 30, 2022
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 7, 2022, Awaysis Capital, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) to report, among other things, that it acquired the Casamora Awaysis Assets (as defined in the Original 8-K; the “Acquisition of Assets”). The Acquisition of Assets was set forth in Item 2.01 of the Original 8-K, and the Company stated in Item 9.01 that it will amend the Original 8-K to file any historical and/or pro forma financial statements as and to the extent required under applicable SEC rules, which the Company would evaluate (the “Evaluation”). Subsequent to the filing of the Original 8-K, management of the Company performed the Evaluation and determined that the Acquisition of Assets, in relation thereto, did not require the preparation or filing of any historical and/or pro forma financial statements.
Document Period End Date	Jun. 30, 2022
Entity File Number	000-21477
Entity Registrant Name	AWAYSIS CAPITAL, INC.
Entity Central Index Key	0001021917
Entity Tax Identification Number	27-0514566
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3400 Lakeside Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Miramar
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33027
City Area Code	(888)
Local Phone Number	795-3311
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	4405 Peter Road
Entity Address, City or Town	Plantation
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33304